GOODWILL - Key Assumptions (Details)	12 Months Ended
Dec. 31, 2025
GOODWILL.
Percent of after-tax rate for discounting of cash flow	16.00%
Percent of pre-tax rate for discounting of cash flow	21.20%
Growth rate percentage	3.00%